Average Annual Total Returns - Class I2 - Transamerica Multi-Managed Balanced	A 1 Year	A 5 Years	A 10 Years	A Inception Date	A Return After Taxes on Distributions 1 Year	A Return After Taxes on Distributions 5 Years	A Return After Taxes on Distributions 10 Years	A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® (reflects no deduction for fees, expenses or taxes) 10 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years	Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark (reflects no deduction for fees, expenses or taxes) 10 Years
Total	9.21%	9.27%	8.83%	Dec. 02, 1994	7.96%	8.14%	7.43%	6.29%	7.12%	6.80%	18.40%	15.22%	13.88%	7.51%	4.44%	3.84%